As filed with the Securities and Exchange Commission on May 5, 2017
Registration No. 811-02753
Registration No. 002-59353

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Post-Effective Amendment No.	96	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	96	☒
(Check appropriate box or boxes)
GUGGENHEIM VARIABLE FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)
805 KING FARM BOULEVARD, SUITE 600, ROCKVILLE, MARYLAND 20850
(Address of Principal Executive Offices/Zip Code)
Registrant’s Telephone Number, including area code:
(301) 296-5100

Copies To:
Donald C. Cacciapaglia, Chief Executive Officer and President Guggenheim Variable Funds Trust 805 King Farm Boulevard Suite 600 Rockville, MD 20850	Amy J. Lee, Chief Legal Officer Guggenheim Variable Funds Trust 805 King Farm Boulevard Suite 600 Rockville, MD 20850	Julien Bourgeois Dechert LLP 1900 K Street, NW Washington, DC 20006
(Name and address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
☒    immediately upon filing pursuant to paragraph (b) of Rule 485
☐    on ________ pursuant to paragraph (b) of Rule 485
☐    60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐    on ________ pursuant to paragraph (a)(1) of Rule 485
☐    75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐    on ________ pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused Post-Effective Amendment No. 96 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rockville, State of Maryland on the 5th day of May 2017.

GUGGENHEIM VARIABLE FUNDS TRUST (the Registrant)
By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, Chief Executive Officer and President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 5th day of May 2017.

Randall C. Barnes
Trustee

Donald A. Chubb, Jr.
Trustee

Jerry B. Farley
Trustee

Roman Friedrich III
Trustee

Robert B. Karn III
Trustee

Ronald A. Nyberg
Trustee

Maynard F. Oliverius
Trustee

Ronald E. Toupin, Jr.
Trustee

GUGGENHEIM VARIABLE FUNDS TRUST
By:	/s/ AMY J. LEE
Amy J. Lee, Chief Legal Officer, Vice President and Attorney-In-Fact for the Trustees Whose Names Appear Opposite
By:	/s/ JOHN L. SULLIVAN
John L. Sullivan, Chief Financial Officer, Chief Accounting Officer and Treasurer
By:	/s/ DONALD C. CACCIAPAGLIA
Donald C. Cacciapaglia, Chief Executive Officer, President and Trustee

EXHIBIT LIST

Exhibit Number	Exhibit:

EX-101.INS        XBRL Instance Document
EX-101.SCH        XBRL Taxonomy Extension Schema Document
EX-101.CAL        XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF        XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB        XBRL Taxonomy Extension Label Linkbase
EX-101.PRE        XBRL Taxonomy Extension Presentation Linkbase